OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
OTHER LIABILITIES	16. OTHER LIABILITIES

	Note	2024	2023
Decommissioning obligation		$150.1	$143.5
Defined benefit plans	25	19.3	19.0
Other		49.8	45.1
		$219.2	$207.6